Deferred income tax (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Deferred income tax assets
Net operating loss carry forwards	$ 33,639,056	$ 34,569,939
Property, Plant and Equipment	4,742,791	4,742,961
Other	1,732,411	1,623,503
Total deferred income tax assets	40,114,258	40,936,403
Valuation allowance	(39,382,232)	(40,915,022)
Deferred income tax assets net of valuation allowance	732,026	21,381
Deferred income tax liabilities
Other	(21,836)	(21,381)
Net deferred income tax asset	$ 710,190